Tax Situation	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [text block] [Abstract]
TAX SITUATION
29	TAX SITUATION

a)	Each company of the Corporation is individually subject to the applicable taxes in Peru, Chile and Colombia. Management considers that it has determined the taxable income under general income tax laws in accordance with the tax legislation current effective of each country.

b)	Changes in the Income Tax Law in Colombia

With the entry into force of the law 2010 of December 2019 law of economic growth, employment, investment, strengthening of public finances and the progressivity, equity and efficiency of the tax system, the following was stipulated as of January 1, 2020.

The income tax rate applicable to national societies, permanent establishments and foreign legal entities will be 32%, 31% and 30% for the periods 2020,2021 and 2022, respectively.

Payments abroad for interest, commissions, fees, royalties, leases, personal services are subject to withholding tax at the rate of 20%. Payments for consulting, technical services and technical assistance provided by non-residents are subject to the 20% withholding tax rate. Payments for financial returns to non-residents are subject to the 15% withholding tax rate. Payments to the parent company for management fee, are subject to the 33% withholding tax rate.

In case of an increase in taxable income of 30% with respect to the previous year, for fiscal years 2020 and 2021, the statute of limitation of the returns would be six (6) months and in the case of a 20% increase year will be close at month twelve (12).

c)	The income tax expense shown in the consolidated statement of income comprises:

	2019	2020	2021

Current income tax	113,062	52,556	107,721
Deferred income tax (Note 24)	206,894	9,652	(64,021)
Income tax expense	319,956	62,208	43,700

d)	The Corporation’s income tax differs from the theoretical amount that would have resulted from applying the weighted-average income tax rate applicable to the profit reported by of the consolidated companies, as follows:

	2019	2020	2021

Loss before income tax	(474,726)	(111,212)	(46,614)

Income tax by applying local applicable tax
rates on profit generated in the respective countries	(141,370)	(34,133)	(13,182)
Tax effect on:
- Non-deductible expenses	84,832	47,761	33,489
- Provision of tax contingencies	7,079	(3,421)	14,240
- Change in prior years estimations	36,529	2,213	8,492
- Unrecognized deferred income tax asset	82,424	24,930	1,459
- Equity method (profit) loss	(64)	(227)	254
- Non-taxable income	(1,195)	(22)	(57)
- Reversal of deferred income tax asset	174,716	7,950	-
- Non-recoverable item	85,301	19,794	-
- Adjustment for changes in rates of income tax	622	(240)	-
- Others	(8,918)	(2,397)	(995)
Income tax	319,956	62,208	43,700

e)	The theoretical tax disclosed is the result of applying the income tax rate in accordance with the tax legislation of the country where each company that is part of the Corporation is domiciled. In this sense, companies domiciled in Peru, Chile, and Colombia applied in 2021 income tax rates of 29.5%, 27% and 31% respectively (29.5%, 27% and 32% for 2020). Red Vial 5 S.A., Tren Urbano de Lima S.A., Concesionaria Via Expresa Sur S.A. and Unna Energia S.A. (Blocks III and IV) have legal stability contracts signed with the Peruvian Government in force during the term of the associated concessions. Therefore, the consolidated theoretical amount is obtained from the weighting of the profit or loss before income tax and the applicable income tax rate.

	Rates	Utility
	Taxes	before the
	local	Tax	Tax
Country	Applicable	to Rent	to rent
	(A)	(B)	(A)*(B)

2019
Peru	29.50%	(1,612,192)	(475,596)
Peru - Red Vial 5 S.A.	27.00%	24,066	6,498
Peru - Tren Urbano de Lima S.A.	30.00%	121,080	36,324
Peru - Via Expresa Sur S.A.	30.00%	(17,752)	(5,326)
Peru - Unna Energia S.A.	29.00%	35,421	10,272
Chile	27.00%	(38,177)	(10,307)
Colombia	33.00%	(11,824)	(3,902)
Bolivia	25.00%	681	170
Mexico	30.00%	1,261	378
Unrealized gains		1,022,711	300,119
		(474,725)	(141,370)

	Rates	Utility
	Taxes	before the
	local	Tax	Tax
Country	Applicable	to Rent	to rent
	(A)	(B)	(A)*(B)
2020
Peru	29.50%	(130,909)	(38,612)
Peru - Red Vial 5 S.A.	27.00%	(2,029)	(548)
Peru - Tren Urbano de Lima S.A.	30.00%	87,521	26,256
Peru - Via Expresa Sur S.A.	30.00%	(53,697)	(16,109)
Peru - Unna Energia S.A.	29.00%	(1,930)	(540)
Chile	27.00%	5,401	1,458
Colombia	32.00%	(11,178)	(3,577)
Bolivia	25.00%	(13)	(3)
México	30.00%	(1,283)	(385)
Unrealized gains		(3,095)	(2,073)
		(111,212)	(34,133)

2021
Peru	29.50%	(76,324)	(22,516)
Peru - Red Vial 5 S.A.	27.00%	40,473	10,928
Peru - Tren Urbano de Lima S.A.	30.00%	61,484	18,445
Peru - Via Expresa Sur S.A.	30.00%	(3,804)	(1,141)
Peru - Unna Energia S.A.	29.00%	24,699	6,916
Chile	27.00%	(71,692)	(19,357)
Colombia	32.00%	1,040	322
Bolivia	25.00%	59	15
México	30.00%	(288)	(86)
Unrealized gains		(22,261)	(6,708)
		(46,614)	(13,182)

f)	Peruvian tax authorities have the right to examine, and, if necessary, amend the income tax determined by the Company in the last four years - from January 1 of the year after the date when the tax returns are filed (open fiscal year). Therefore, years 2017 through 2021 are subject to examination by the tax authorities. Management considers that no significant liabilities will arise as a result of these possible tax examinations. Additionally, income tax returns for fiscal years 2018 to 2021 remain open for examination by the Chilean tax authorities who have the right to carry out said examination within the three years following the date the income tax returns have been filed. Fiscal years 2019, 2020 and 2021 are open for tax audit by Colombian tax authorities. Colombian tax authorities are entitled to audit two consecutive years following the date the income tax returns were filed.

g)	In accordance with current Peruvian legislation, for purposes of determining income tax and general sales tax, the transfer prices of transactions with related companies and companies resident in low or no tax territories must be considered, for which purpose documentation and information must be available to support the valuation methods used and the criteria considered for their determination (transfer pricing rules). The Tax Administration is authorized to request this information from the taxpayer. Based on the analysis of the Company’s operations, Management and its legal advisors estimate that the transfer prices of transactions with related companies are based on market conditions, similar to those agreed with third parties, as of December 31, 2021.

h)	Temporary tax on net assets (ITAN)

Is applied by the companies which operate in Peru, to third category income generators subject to the Peruvian Income Tax General Regime. Effective the year 2012, the tax rate is 0.4%, applicable to the amount of the net assets exceeding S/1 million.

The amount effectively paid may be used as a credit against payments on account of income tax or against the provisional tax payment of the income tax of the related period.

i)	In 2019, certain operations have not been recognized to have impact on income tax such as: additional impairment of investments in GSP (Negocios del Gas S.A.) S/67 million, account receivable from the tax authorities converted to a contingent asset (Cumbra Peru S.A.) amount to S/7.7 million and write-offs of non-recoverable assets (Concesionaria Via Expresa Sur S.A. and Promotora Larcomar S.A.) equal to S/10.8 million.

j)	The current income tax payable, after applying the corresponding tax credits and whose due date is up to the first week of April of the following year, includes mainly:

-	Unna Energia S.A. S/29.3 million in 2021
-	Viva Negocio Inmobiliario S.A. S/1.6 million en 2021
-	Morelco S.A.S. S/4.8 million in 2021